Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Stock-Based Compensation
The Company offers stock-based compensation to its employees that includes stock options and time-based and performance-based restricted stock units, as follows:
Stock Options
The Company has issued both nonqualified and incentive stock options at exercise prices equal to the Company's common stock price on the date of grant with contractual terms of ten years. Stock options issued by the Company generally vest and are expensed ratably over three to five years. For options granted prior to 2008, options became fully vested and were exercisable for one year following termination due to death, disability or retirement at age 65 or older. For options granted since the beginning of 2008, options fully vest and are exercisable for a period of time depending on the employee's age and years of service in the case of retirement (as defined in the stock option agreement). Stock option grants are generally subject to forfeiture if employment terminates prior to vesting, except upon retirement, in which case the options may remain outstanding and exercisable for the remaining contractual term of the option.
Time-Based Restricted Stock Units
Awards of time-based restricted stock units are independent of stock option grants and are generally subject to forfeiture if employment terminates prior to vesting. The awards generally cliff-vest one to three years from the date of grant. In the case of retirement (as defined in the award agreement), awards vest depending on the employee's age and years of service. The time-based restricted stock units have rights to dividend equivalents payable in cash. The Company expenses the cost of restricted stock units ratably over the vesting period.
Performance-Based Restricted Stock Units
Performance-based restricted stock unit awards represent the right to receive unrestricted shares of stock based on the achievement of Company performance objectives and/or individual performance goals established by the Organizational Development & Compensation Committee and the Board of Directors. The performance-based restricted stock units generally entitle recipients to shares of common stock equal to 0% up to 200% of the number of units granted at the vesting date, depending on the level of achievement of the specified conditions. Other performance-based restricted stock units entitle the recipient to shares of common stock if specified market and service conditions are achieved and vest no earlier than two years from the date of grant and no later than seven years from the date of grant. Performance-based restricted stock units are not subject to the payment of dividend equivalents in the same manner as time-based restricted stock units. Rather, with respect to performance-based restricted stock units, dividend equivalents are credited to the recipient and are paid only to the extent the applicable performance criteria are met and the performance-based restricted stock units vest and the related stock is issued. In the case of retirement (as defined in the award agreement), awards vest depending on the employee's age and years of service.
Stock Plans
The Company's stock plans include plans adopted in 1993, 2003 and 2010. In 2010, a plan was approved by the Company's stockholders (the “2010 Plan”). Upon approval of the 2010 Plan, shares available for issuance of new awards under all plans other than the 2010 Plan were canceled, and all future grants are required to be made from the 2010 Plan. The total number of shares of the Company's common stock that may be issued under the 2010 Plan may not exceed 21.0 million; however, stock awards and stock units for one share reduce availability under the 2010 Plan by 2.5 shares. The 2010 Plan generally provides for awards to vest over a minimum three-year period, except for performance-based grants, which may vest over a minimum of one year.

The following table depicts the number of shares authorized for issuance and availability under the 2010 Plan (shares in millions):

2010 Plan
Authorized for issuance	21.0
Issued and reserved for issuance of outstanding:
Options	1.0
Restricted stock units (2 1/2 times the number of awards)	5.5
Performance-based restricted stock units (2 1/2 times the number of awards)	1.1
Shares available for issuance	13.4

As of December 31, 2011, the Company had 13.7 million and 0.7 million options outstanding under the 2003 plan and 1993 plan, respectively. In addition, the Company had 3.6 million restricted stock units and performance-based restricted stock units outstanding under the 2003 plan as of December 31, 2011.
The Company accounts for stock-based compensation pursuant to relevant authoritative guidance, which requires measurement of compensation cost for all stock awards at fair value on the date of grant and recognition of compensation, net of estimated forfeitures, over the requisite service period for awards expected to vest.
The table below summarizes the expense related to share-based payments for the years ended December 31, (in millions):

	2011	2010	2009
Stock options	$12.5	$13.9	$14.4
Restricted stock	30.5	22.6	20.7
Stock-based compensation	$43.0	$36.5	$35.1
Stock-based compensation, net of income tax benefit of $11.2 million, $8.0 million and $5.3 million in 2011, 2010 and 2009, respectively	$31.8	$28.5	$29.8

The fair value of stock option awards granted was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions for the years ended December 31,:

	2011	2010	2009
Risk-free interest rate	2.6%	2.9%	2.2%
Dividend yield	1.3%	1.4%	5.2%
Expected volatility	39%	38%	35%
Expected life (in years)	6.4	6.7	6.8

The Company considered the retirement and forfeiture provisions of the options and utilized its historical experience to estimate the expected life of the options and volatility.
The following table summarizes the changes in the number of shares of common stock under option for the following periods (shares and aggregate intrinsic value in millions):

	Shares	Weighted-Average Exercise Price	Exercisable at End of Year	Weighted-Average Exercise Price	Weighted-Average Fair Value of Options Granted During the Year	Aggregate Intrinsic Value
Outstanding at December 31, 2008	16.4	$26	6.6	$27		$—
Granted	3.2	8			$2
Forfeited / expired	(3.3)	26
Outstanding at December 31, 2009	16.3	$22	7.6	$26		$21.1
Granted	1.5	14			$5
Exercised	(0.1)	9				$0.5
Forfeited / expired	(1.4)	23
Outstanding at December 31, 2010	16.3	$22	8.9	$26		$35.4
Granted	1.0	19			$7
Forfeited / expired	(1.9)	23
Outstanding at December 31, 2011	15.4	$21	9.8	$24		$25.3
Vested and expected to vest at December 31, 2011	15.1	$21

At December 31, 2011, the aggregate intrinsic value of exercisable options was $5.4 million.
The weighted-average remaining contractual life for options outstanding and options exercisable was five years and four years, respectively, as of December 31, 2011.
The following table summarizes the changes in the number of shares of restricted stock, restricted stock units and performance-based restricted stock units for the following periods (shares in millions):

	Shares	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2008	3.2	$24
Granted	2.8	8
Vested	(0.9)	24
Forfeited	(0.5)	22
Outstanding at December 31, 2009	4.6	$15
Granted	2.2	14
Vested	(1.1)	24
Forfeited	(0.5)	13
Outstanding at December 31, 2010	5.2	$13
Granted	2.5	17
Vested	(1.2)	19
Forfeited	(0.4)	14
Outstanding at December 31, 2011	6.1	$13
Expected to vest at December 31, 2011	5.8	$13

The fair values of awards that vested were $21.5 million, $17.0 million and $8.3 million in 2011, 2010 and 2009, respectively.
During 2011, 2010 and 2009, the Company awarded 0.5 million, 0.9 million and 1.2 million performance-based restricted stock units, respectively, which entitle recipients to shares of the Company’s stock at the end of a three-year vesting period if specified market conditions are achieved (“PSUs”). The PSUs entitle recipients to shares of common stock equal to 0% up to 200% of the number of units granted at the vesting date depending on the level of achievement of the specified market and service conditions. As of December 31, 2011, 2.1 million PSUs were outstanding, and based on performance through December 31, 2011, recipients of PSUs would be entitled to 1.7 million shares at the vesting date. The PSUs are included in the preceding table as if the participants earn shares equal to 100% of the units granted.

During 2011, the Company awarded 0.7 million performance-based restricted stock units, which entitle the recipient to shares of the Company's stock if specified market and service conditions are achieved. The performance-based restricted stock units vest no earlier than two years from the date of grant and no later than seven years from the date of grant. Based on performance through December 31, 2011, the market conditions have not been achieved. The 0.7 million performance-based restricted stock units are included in the preceding table as granted during 2011 and as outstanding as of December 31, 2011.

The following table summarizes the Company's total unrecognized compensation cost related to stock-based compensation as of December 31, 2011 (in millions):

	Unrecognized Compensation Cost	Weighted-Average Period of Expense Recognition (in years)
Stock options	$9.7	2
Restricted stock units	33.3	2
Total	$43.0